Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current
Cash and cash equivalents	$ 37,143,759	$ 3,019,069	$ 9,229,845
Short-term investments (Note 2)	16,672,811
Accounts receivable (Notes 3)	7,257		62,842
Prepaids and other current assets (Note 4)	1,658,207	150,676	275,507
Total current assets	55,482,034	3,169,745	9,568,194
Long term deposit (Note 15)	107,890
Property and equipment (Note 6)	12,757,682	4,623,228	5,070,507
Patents and licenses (Note 7)	606,708	502,055	510,705
Right of use asset (Note 8)	698,135	482,389	241,047
Total assets	69,652,449	8,777,417	15,390,453
Current
Accounts payable and accrued liabilities (Note 9)	5,970,537	2,301,457	3,362,430
Convertible debt (Note 5)	6,500,000
Lease liability (Note 8)	115,793	204,939	150,951
Derivative warrant liability (Note 10 and 11(b))	35,750,607	1,002,264
Contract liabilities (Note 3)			274,192
Covid-19 government support loans (Note 23)		30,200	29,520
Total current liabilities	48,336,937	3,538,860	3,817,093
Non-current lease liability (Note 8)	626,625	307,141	128,312
Total liabilities	48,963,562	3,846,001	3,945,405
Shareholders’ Equity
Share capital (Note 11(b))	223,742,335	165,705,423	151,206,539
Warrants and compensation options (Note 12)	11,157,738	670,115	5,905,642
Contributed surplus (Note 13)	58,724,750	55,447,961	51,016,808
Accumulated other comprehensive loss	(1,949,088)	(2,601,058)	(2,660,281)
Deficit	(270,986,848)	(214,291,025)	(194,023,660)
Total shareholders’ equity	20,688,887	4,931,416	11,445,048
Total shareholders’ equity and liabilities	$ 69,652,449	$ 8,777,417	$ 15,390,453